Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities

(in millions)	2016	2015
OPEB plan liabilities (Note 26)	$411	$385
Defined benefit pension plan liabilities (Note 26)	410	368
MGP site remediation (Notes 8 (v) and 13)	77	96
Customer and other deposits	69	38
Waneta Partnership promissory note (Notes 30, 31 and 33)	59	56
Asset retirement obligations	58	49
Mine reclamation and retiree health care liabilities	40	39
Deferred compensation plan liabilities (Note 9)	27	25
DSU, PSU and RSU liabilities (Note 22)	24	20
Fair value of derivative instruments (Note 30)	10	13
Other	94	63
	$1,279	$1,152